                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/____ (a)
             or fiscal year ending: 12/31/2009 (b)

Is this a transition report? (Y/N):                                           N
                                                                             Y/N

Is this an amendment to a previous filing? (Y/N):                             N
                                                                             Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE
     ACCOUNT T (formerly John Hancock Variable Annuity Account JF)

     B.  File Number:      811-07451

     C.  Telephone Number: (617) 663-3814

2.   A.  Street:           601 Congress Street

     B.  City:  Boston     C. State: Massachusetts   D. Zip Code: 02210  Zip Ext. 2805

     E.  Foreign Country: _______________    Foreign Postal Code: ______________

3.   Is this the first filing on this form by Registrant? (Y/N)               N
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)                N
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]           Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If answer is "Y" (Yes), complete only items 111 through 133.]          Y/N

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For period ending 12/31/2009
File number 811-  07451

111. A.  [X]Z[X]  Depositor Name: John Hancock Life Insurance Company (U.S.A.)

     B.  [X]Z[X]  File Number (if any): ________________________________________

     C.  [X]Z[X]  City: Boston   State: MA   Zip Code: 02210   Zip Ext: 2805

     D.  [X]Z[X]  Foreign Country: ___________   Foreign Postal Code: __________

112. A.  [X]Z[X]  Sponsor Name: ________________________________________________

     B.  [X]Z[X]  File Number (if any): ________________________________________

     C.  [X]Z[X]  City: ________   State: ________   Zip Code: ________   Zip Ext: ________

     D.  [X]Z[X]  Foreign Country: ___________   Foreign Postal Code: __________

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For period ending 12/31/2009
File number 811-  07451

113. A.  [X]Z[X]  Trustee Name: ________________________________________________

     B.  [X]Z[X]  City: ________   State: ________   Zip Code: ________   Zip Ext: ________

     C.  [X]Z[X]  Foreign Country: ___________   Foreign Postal Code: __________

114. A.  [X]Z[X]  Principal Underwriter Name: __________________________________

     B.  [X]Z[X]  File Number (if any): ________________________________________

     C.  [X]Z[X]  City: ________   State: ________   Zip Code: ________   Zip Ext: ________

     D.  [X]Z[X]  Foreign Country: ___________   Foreign Postal Code: __________

115. A.  [X]Z[X]  Independent Public Accountant Name: __________________________

     B.  [X]Z[X]  City: ________   State: ________   Zip Code: ________   Zip Ext: ________

     C.  [X]Z[X]  Foreign Country: ___________   Foreign Postal Code: __________

116. Family of investment companies information:

     A.  [X]Z[X]  Is Registrant part of a family of investment companies?
         (Y/N)                                                               ___
                                                                             Y/N

     B.  [X]Z[X]  Identify the family in 10 letters: MANULIFEIS

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [X]Z[X]  Is Registrant a separate account of an insurance company?
         (Y/N)                                                               ___
                                                                             Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  [X]Z[X]  Variable annuity contracts? (Y/N)                          ___
                                                                             Y/N

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For period ending 12/31/2009
File number 811-  07451

     C.  [X]Z[X]  Schedule premium variable life contracts? (Y/N)            ___
                                                                             Y/N

     D.  [X]Z[X]  Flexible premium variable life contracts? (Y/N)            ___
                                                                             Y/N

     E.  [X]Z[X]  Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N)                              ___
                                                                             Y/N
118. [X]Z[X]  State the number of series existing at the end of the period that had securities registered under the
              Securities Act of 1933                               _____________

119. [X]Z[X]  State the number of new series for which
              registration statements under the Securities Act of
              1933 became effective during the period              _____________

120. [X]Z[X]  State the total value of the portfolio securities on the date of deposit for the new series included
              in item 119 ($000's omitted)                         _____________

121. [X]Z[X]  State the number of series for which a current prospectus was in existence at the end of the
              period                                               _____________

122. [X]Z[X]  State the number of existing series for which
              additional units were registered under the
              Securities Act of 1933 during the current period     _____________

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For period ending 12/31/2009
File number 811-  07451

123. [X]Z[X]  State the total value of the additional units
              considered in answering item 122 ($000's omitted)    _____________

124. [X]Z[X]  State the total value of units of prior series that were placed in the portfolios of subsequent series
              during the current period (the value of these units
              is to be measured on the date they were placed in
              the subsequent series) ($000's omitted)              _____________

125. [X]Z[X]  State the total dollar amount of sales loads
              collected (before reallowances to other brokers or
              dealers) by Registrant's principal underwriter and
              any underwriter which is an affiliated person of
              the principal underwriter during the current period
              solely from the sale of units of all series of
              Registrant ($000's omitted)                          _____________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series). ($000's omitted)           _____________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                             Number of                        Total Income
                                                              Series       Total Assets      Distributions
                                                             Investing   ($000's omitted)   ($000's omitted)
                                                             ---------   ----------------   ----------------
A   U.S. Treasury direct issue............................   _________   $_______________   $_______________
B   U.S. Government agency................................   _________   $_______________   $_______________
C   State and municipal tax-free..........................   _________   $_______________   $_______________
D   Public utility debt...................................   _________   $_______________   $_______________
E   Broker or dealers debt or debt of brokers' or dealers'
       parent.............................................   _________   $_______________   $_______________
F   All other corporate intermed. & long-term debt........   _________   $_______________   $_______________
G   All other corporate short-term debt...................   _________   $_______________   $_______________
H   Equity securities or brokers or dealers or parents of
       brokers or dealers.................................   _________   $_______________   $_______________
I   Investment company equity securities..................   _________   $_______________   $_______________
J   All other equity securities...........................           1   $        174,769   $_______________
K   Other securities......................................   _________   $_______________   $_______________
L   Total assets of all series of Registrant..............           1   $        174,769   $_______________

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For period ending 12/31/2009
File number 811-  07451

128. [X]Z[X]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
              Registrant's series at the end of the current
              period insured or guaranteed by an entity other
              than the insurer? (Y/N)                              _____________
                                                                        Y/N

              [If answer is "N" (No), go to item 131.]

129. [X]Z[X]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _____________
                                                                        Y/N
              [If answer is "N" (No), go to item 131.]

130. [X]Z[X]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
              identified in item 129 derived from insurance or
              guarantees? (Y/N)                                    _____________
                                                                        Y/N

131. Total expenses incurred by all series of Registrants during
     the current reporting period ($000's omitted)                 $       2,071

132. [X]Z[X]  List the "811" (Investment Company Act of 1940)
              registration number for all Series of Registrant that are being included in this filing:

     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________
     811- __________  811- __________  811- __________  811- __________  811- __________

133. If the Registrant has divested itself of securities in accordance with
     Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A. Name of the issuer;

     B. Exchange ticker symbol;

     C. CUSIP number;
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For period ending 12/31/2009
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     D. Total number of shares or, for debt securities, principal amount divested;

     E. Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol, CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

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For period ending 12/31/2009
File number 811-  07451

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the twenty-sixth day of February, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T


/s/ Yiji Starr
--------------------------------
By:
Yiji Starr
Vice President & CFO Annuities


/s/ Thomas J. Loftus
------------------------------------
Witness:
Thomas J. Loftus
Senior Counsel - Annuities